CONDENSED ITERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash Cash Equivalents And Restricted Cash Beginning Of Period Abstract [Abstract]
Cash and cash equivalents	$ 24,174		$ 22,679	$ 18,566		$ 18,915
Restricted cash - current asset	7,378		6,962	10,203		8,055
Restricted cash - non-current asset	13,234		13,640	13,922		14,154
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	44,786	$ 40,342	43,281	42,691	$ 41,446	$ 41,124
Cash Cash Equivalents And Restricted Cash End Of Period [Abstract]
Cash and cash equivalents	24,174		22,679	18,566
Restricted cash - current asset	7,378		6,962	10,203
Restricted cash - non-current asset	13,234		13,640	13,922
Cash, cash equivalents and restricted cash, end of period	$ 44,786	$ 40,342	$ 43,281	$ 42,691	$ 41,446